Quarterly Report
November 30, 2022
MFS®  Diversified
Income Fund
DIF-Q3

Portfolio of Investments
11/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 41.5%
Aerospace & Defense – 0.5%
Boeing Co., 5.15%, 5/01/2030	$2,366,000	$2,308,343
Boeing Co., 3.75%, 2/01/2050	1,459,000	1,023,359
Boeing Co., 5.805%, 5/01/2050	3,164,000	2,985,089
DAE Sukuk DIFC Ltd., 3.75%, 2/15/2026 (n)	1,258,000	1,176,230
General Dynamics Corp., 3.625%, 4/01/2030	1,362,000	1,286,854
Raytheon Technologies Corp., 1.9%, 9/01/2031	1,540,000	1,225,985
Raytheon Technologies Corp., 2.375%, 3/15/2032	1,796,000	1,473,776
Raytheon Technologies Corp., 3.03%, 3/15/2052	1,272,000	891,860
		$12,371,496
Apparel Manufacturers – 0.1%
Tapestry, Inc., 4.125%, 7/15/2027	$667,000	$620,488
Tapestry, Inc., 3.05%, 3/15/2032	1,561,000	1,207,884
		$1,828,372
Asset-Backed & Securitized – 0.9%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.142%, 11/15/2054 (i)	$6,517,605	$388,593
ACREC 2021-FL1 Ltd., “A”, FLR, 5.061% (LIBOR - 1mo. + 1.15%), 10/16/2036 (n)	1,091,500	1,043,689
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 5.378% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	998,500	919,525
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 5.575% (LIBOR - 1mo. + 1.7%), 11/15/2036 (n)	484,000	457,268
AREIT 2022-CRE6 Trust, “AS”, FLR, 5.042% (SOFR - 30 day + 1.65%), 1/16/2037 (n)	946,500	889,042
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.751%, 2/15/2054 (i)	3,538,027	325,397
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.46%, 12/15/2055 (i)(w)	4,293,073	168,945
BDS 2021-FL7 Ltd., “B”, FLR, 5.439% (LIBOR - 1mo. + 1.5%), 6/16/2036 (n)	431,500	403,430
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.15%, 3/15/2054 (i)	6,689,751	414,439
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.998%, 6/15/2054 (i)	6,506,087	324,630
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.383%, 7/15/2054 (i)	7,596,859	544,101
Benchmark 2022-B36 Mortgage Trust, “XA”, 0.809%, 7/15/2055 (i)	6,962,076	344,146
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	513,052	479,642
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.995%, 12/15/2072 (i)	9,417,864	422,881
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.78%, 4/15/2054 (i)	4,823,410	212,773
Commercial Mortgage Pass-Through Certificates, 2022-BN43, “XA”, 0.9%, 8/15/2055 (i)	7,997,443	508,403
KREF 2018-FT1 Ltd., “A”, FLR, 4.981% (LIBOR - 1mo. + 1.1%), 2/15/2039 (n)	478,500	461,952
KREF 2018-FT1 Ltd., “AS”, FLR, 5.211% (LIBOR - 1mo. + 1.3%), 2/15/2039 (n)	526,000	488,462
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	423,007	415,224
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 5.625% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	750,000	695,407
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 5.727% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,390,920	2,328,558
MF1 2020-FL4 Ltd., “A”, FLR, 5.678% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)	1,152,808	1,121,064
MF1 2021-FL5 Ltd., “AS”, FLR, 5.178% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	985,000	931,758
MF1 2021-FL5 Ltd., “B”, FLR, 5.428% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	1,241,000	1,172,892
MF1 2022-FL8 Ltd., “A”, FLR, 4.768% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	1,430,921	1,368,622
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.001%, 12/15/2051 (i)	9,729,989	360,925
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.419%, 5/15/2054 (i)	2,694,815	189,112
Palmer Square Loan Funding 2020-1A Ltd., “A2”, FLR, 6.025% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	1,308,942	1,281,954
PFP III 2021-7 Ltd., “AS”, FLR, 5.025% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	1,383,931	1,293,249
PFP III 2021-8 Ltd., “A”, FLR, 4.904% (LIBOR - 1mo. + 1%), 8/09/2037 (n)	829,812	795,801
PFP III 2021-8 Ltd., “AS”, FLR, 5.154% (LIBOR - 1mo. + 1.25%), 8/09/2037 (n)	1,010,000	947,566
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 5.044% (LIBOR - 1mo. + 1%), 4/25/2038 (z)	570,232	551,080
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 5.244% (LIBOR - 1mo. + 1.2%), 11/25/2036	353,699	338,800
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 5.544% (LIBOR - 1mo. + 1.5%), 11/25/2036	109,000	102,472
Santander Drive Auto Receivables Trust, 2022-5, “A2”, 3.98%, 1/15/2025	540,000	536,029
Santander Drive Auto Receivables Trust, 2022-6, “A2”, 4.37%, 5/15/2025	180,000	178,921
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.118%, 1/15/2052 (i)	5,394,268	231,253
Westlake Automobile Receivables Trust, 2022-3A, “A2”, 5.24%, 7/15/2025 (n)	850,000	844,092
		$24,482,097

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Automotive – 0.1%
Hyundai Capital America, 1.8%, 1/10/2028 (n)		$852,000	$696,178
Hyundai Capital America, 6.375%, 4/08/2030 (n)		2,301,000	2,350,045
			$3,046,223
Broadcasting – 0.5%
Discovery Communications LLC, 3.625%, 5/15/2030		$2,384,000	$2,008,419
Discovery Communications LLC, 4%, 9/15/2055		1,082,000	693,598
Prosus N.V., 3.68%, 1/21/2030 (n)		1,602,000	1,299,028
Prosus N.V., 3.061%, 7/13/2031 (n)		1,227,000	915,974
Prosus N.V., 4.193%, 1/19/2032 (n)		881,000	693,708
Prosus N.V., 4.027%, 8/03/2050 (n)		1,149,000	701,214
Prosus N.V., 3.832%, 2/08/2051 (n)		1,016,000	608,375
Walt Disney Co., 3.35%, 3/24/2025		2,391,000	2,328,747
Walt Disney Co., 3.5%, 5/13/2040		2,155,000	1,772,374
Walt Disney Co., 3.8%, 5/13/2060		1,364,000	1,081,507
Warnermedia Holdings, Inc., 4.279%, 3/15/2032 (n)		2,105,000	1,787,143
Warnermedia Holdings, Inc., 5.391%, 3/15/2062 (n)		882,000	682,483
			$14,572,570
Brokerage & Asset Managers – 0.2%
Brookfield Finance, Inc., 2.34%, 1/30/2032		$1,462,000	$1,136,405
Charles Schwab Corp., 1.95%, 12/01/2031		1,797,000	1,422,555
Intercontinental Exchange, Inc., 1.85%, 9/15/2032		2,958,000	2,273,389
Intercontinental Exchange, Inc., 3%, 9/15/2060		1,822,000	1,192,592
			$6,024,941
Building – 0.2%
Fortune Brands Home & Security, Inc., 4%, 3/25/2032		$3,331,000	$2,897,603
GCC S.A.B de C.V., 3.614%, 4/20/2032 (n)		1,646,000	1,362,065
Vulcan Materials Co., 3.5%, 6/01/2030		360,000	320,721
Vulcan Materials Co., 4.5%, 6/15/2047		325,000	274,900
			$4,855,289
Business Services – 0.5%
Equifax, Inc., 3.1%, 5/15/2030		$1,801,000	$1,528,055
Equifax, Inc., 2.35%, 9/15/2031		1,098,000	850,081
Equinix, Inc., 2.5%, 5/15/2031		2,649,000	2,133,335
Fiserv, Inc., 4.4%, 7/01/2049		1,953,000	1,609,679
Mastercard, Inc., 3.85%, 3/26/2050		1,013,000	883,705
Visa, Inc., 2.05%, 4/15/2030		3,932,000	3,387,981
Visa, Inc., 2.7%, 4/15/2040		1,818,000	1,416,594
Visa, Inc., 2%, 8/15/2050		1,791,000	1,119,190
			$12,928,620
Cable TV – 0.3%
Cable Onda S.A., 4.5%, 1/30/2030 (n)		$1,326,000	$1,112,116
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		2,175,000	2,140,068
Comcast Corp., 1.5%, 2/15/2031		3,070,000	2,423,630
Comcast Corp., 3.75%, 4/01/2040		1,245,000	1,040,320
United Group B.V., 4.625%, 8/15/2028 (n)	EUR	367,000	290,676
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028 (n)		$1,273,000	725,610
			$7,732,420
Chemicals – 0.1%
RPM International, Inc., 4.55%, 3/01/2029		$1,380,000	$1,283,254
RPM International, Inc., 4.25%, 1/15/2048		110,000	83,371
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		1,455,000	1,207,380
			$2,574,005

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software – 0.3%
Cisco Systems, Inc., 5.5%, 1/15/2040		$745,000	$782,769
Microsoft Corp., 2.525%, 6/01/2050		7,093,000	4,884,866
VeriSign, Inc., 4.75%, 7/15/2027		2,180,000	2,134,549
			$7,802,184
Computer Software - Systems – 0.3%
Apple, Inc., 2.05%, 9/11/2026		$3,416,000	$3,145,422
Apple, Inc., 1.7%, 8/05/2031		3,997,000	3,247,929
Apple, Inc., 2.65%, 5/11/2050		2,850,000	1,970,292
			$8,363,643
Conglomerates – 0.3%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$1,187,000	$1,099,675
Otis Worldwide Corp., 2.565%, 2/15/2030		3,825,000	3,259,436
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		2,868,000	2,754,880
			$7,113,991
Construction – 0.0%
Seazen Group Ltd., 4.45%, 7/13/2025		$1,614,000	$904,486
Consumer Products – 0.1%
Hasbro, Inc., 3.9%, 11/19/2029		$1,321,000	$1,191,367
Mattel, Inc., 3.75%, 4/01/2029 (n)		1,163,000	1,018,404
			$2,209,771
Consumer Services – 0.2%
Booking Holdings, Inc., 3.55%, 3/15/2028		$1,755,000	$1,645,658
Booking Holdings, Inc., 4.625%, 4/13/2030		876,000	853,412
Conservation Fund, 3.474%, 12/15/2029		1,031,000	896,801
Meituan, 3.05%, 10/28/2030 (n)		1,511,000	1,135,558
			$4,531,429
Containers – 0.1%
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		$2,000,000	$1,679,001
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 3.875%, 1/12/2028		$3,044,000	$2,797,977
Electronics – 0.2%
Broadcom, Inc., 3.187%, 11/15/2036 (n)		$1,648,000	$1,200,257
Lam Research Corp., 1.9%, 6/15/2030		988,000	813,325
Lam Research Corp., 4.875%, 3/15/2049		795,000	771,794
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.125%, 2/15/2042		767,000	528,649
Qualcomm, Inc., 3.25%, 5/20/2027		876,000	836,738
TSMC Arizona Corp., 3.875%, 4/22/2027		834,000	805,039
TSMC Arizona Corp., 3.125%, 10/25/2041		1,658,000	1,269,483
			$6,225,285
Emerging Market Quasi-Sovereign – 3.2%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047		$870,000	$778,650
Abu Dhabi Ports Co. PJSC, 2.5%, 5/06/2031		828,000	674,628
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 5.125%, 8/11/2061 (n)		530,000	395,204
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)		281,000	256,487
Autoridad del Canal de Panama, 4.95%, 7/29/2035		1,220,000	1,113,572
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023		1,500,000	1,496,250
Bulgarian Energy Holding EAD, 2.45%, 7/22/2028	EUR	1,694,000	1,355,776
China Development Bank Financial Leasing Co. Ltd., 2.875% to 9/28/2025, FLR (CMT - 1yr. + 2.75%) to 9/28/2030		$753,000	689,537
Comision Federal de Electricidad (United Mexican States), 4.688%, 5/15/2029 (n)		932,000	813,633
Comision Federal de Electricidad (United Mexican States), 3.875%, 7/26/2033 (n)		1,391,000	1,032,122

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
DP World Salaam (United Arab Emirates), 6% to 1/01/2026, FLR (CMT - 5yr. + 5.75%) to 1/01/2031, FLR (CMT - 5yr. + 6.75%) to 1/01/2070	$1,464,000	$1,446,075
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031	2,643,000	2,093,309
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049 (n)	1,694,000	1,304,380
Empresa Nacional del Petroleo (Republic of Chile), 3.45%, 9/16/2031 (n)	1,391,000	1,162,777
Empresa Nacional del Petroleo (Republic of Chile), 4.5%, 9/14/2047	895,000	626,222
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025	843,000	790,591
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)	2,885,000	2,701,081
Eskom Holdings SOC Ltd. (Republic of South Africa), 8.45%, 8/10/2028	863,000	792,847
Export–Import Bank of Korea, 4.5%, 9/15/2032	631,000	621,992
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)	1,139,315	979,811
Greenko Power II Ltd. (Republic of India), 4.3%, 12/13/2028 (n)	1,176,910	1,013,261
Greenko Wind Projects (Mauritius) Ltd., 5.5%, 4/06/2025 (n)	1,322,000	1,236,819
Huarong Finance 2017 Co. Ltd. (People's Republic of China), 4.25%, 11/07/2027	1,496,000	1,215,500
Huarong Finance 2017 Co. Ltd. (People's Republic of China), 4.95%, 11/07/2047	1,673,000	998,838
Huarong Finance 2019 Co. Ltd. (People's Republic of China), 3.25%, 11/13/2024	2,684,000	2,417,264
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)	2,640,000	2,170,411
Indian Railway Finance Corp., 3.57%, 1/21/2032 (n)	738,000	635,123
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025	1,553,000	1,327,815
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.75%, 4/19/2047	1,109,000	835,853
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048	1,070,000	855,983
Korea Hydro & Nuclear Power Co. Ltd., 4.25%, 7/27/2027 (n)	2,119,000	2,023,008
Krung Thai Bank PLC (Cayman Islands Branch), 4.4% to 3/25/2026, FLR (CMT - 5yr. + 3.53%) to 9/25/2169	1,612,000	1,378,260
MDGH - GMTN RSC Ltd. (United Arab Emirates), 5.5%, 4/28/2033 (n)	1,206,000	1,265,697
MEGlobal Canada ULC (State of Kuwait), 5.875%, 5/18/2030 (n)	910,000	898,414
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.625%, 11/08/2028 (a)	3,111,000	559,980
National Central Cooling Co. PJSC, 2.5%, 10/21/2027	957,000	831,241
NBK SPC Ltd. (State of Kuwait), 1.625% to 9/15/2026, FLR (SOFR - 1 day + 1.05%) to 9/15/2027 (n)	1,664,000	1,443,520
NPC Ukrenergo (Government of Ukraine), 6.875%, 11/09/2028 (a)(n)	905,000	162,900
OCP S.A. (Republic of Madagascar), 6.875%, 4/25/2044	2,448,000	2,215,665
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)	2,245,000	1,620,414
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031 (n)	1,614,000	1,383,292
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)	1,210,000	1,141,030
Pertamina PT, 5.625%, 5/20/2043	957,000	898,839
Petroleos Mexicanos, 6.84%, 1/23/2030	2,358,000	1,934,894
Petroleos Mexicanos, 6.75%, 9/21/2047	3,572,000	2,267,371
Petroleos Mexicanos, 7.69%, 1/23/2050	6,564,000	4,517,078
Petroleos Mexicanos, 6.95%, 1/28/2060	3,229,000	2,064,717
PETRONAS Capital Ltd. (Federation of Malaysia), 3.404%, 4/28/2061	1,343,000	949,155
PJSC State Savings Bank of Ukraine, 9.375%, 3/10/2023	294,700	206,990
PJSC State Savings Bank of Ukraine, 9.625%, 3/20/2025	533,000	213,200
Power Finance Corp. Ltd. (Republic of India), 3.95%, 4/23/2030 (n)	1,228,000	1,079,370
PT Bank Negara Indonesia (Persero) Tbk, 3.75%, 3/30/2026	1,838,000	1,658,484
PT Freeport Indonesia, 5.315%, 4/14/2032 (n)	1,564,000	1,446,700
PT Freeport Indonesia, 6.2%, 4/14/2052 (n)	1,473,000	1,281,510
PT Indonesia Asahan Aluminium (Persero), 5.8%, 5/15/2050 (n)	1,883,000	1,536,663
Qatar Petroleum, 2.25%, 7/12/2031 (n)	1,397,000	1,163,522
Qatar Petroleum, 3.125%, 7/12/2041 (n)	1,997,000	1,514,665
Qatar Petroleum, 3.3%, 7/12/2051 (n)	1,053,000	766,479
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027	1,129,000	1,022,648
SA Global Sukuk Ltd. (Kingdom of Saudi Arabia), 2.694%, 6/17/2031 (n)	593,000	507,015
Saudi Arabian Oil Co., 3.5%, 11/24/2070 (n)	3,601,000	2,482,529
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026 (n)	5,170,000	5,285,808
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030	3,263,000	3,301,529
Sweihan PV Power Co. PJSC, 3.625%, 1/31/2049 (n)	1,018,040	804,506
Uzbekneftegaz JSC (Republic of Uzbekistan), 4.75%, 11/16/2028 (n)	1,236,000	967,479
		$86,626,383

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – 6.2%
Arab Republic of Egypt, 7.6%, 3/01/2029 (n)		$1,396,000	$1,144,176
Arab Republic of Egypt, 7.903%, 2/21/2048 (n)		1,492,000	961,600
Arab Republic of Egypt, 7.903%, 2/21/2048		2,991,000	1,927,711
Arab Republic of Egypt, 8.875%, 5/29/2050 (n)		2,842,000	1,948,470
Arab Republic of Egypt, 7.5%, 2/16/2061 (n)		1,617,000	1,026,795
Czech Republic, 2.75%, 7/23/2029	CZK	26,830,000	1,009,395
Dominican Republic, 6%, 7/19/2028 (n)		$1,663,000	1,598,559
Dominican Republic, 5.5%, 2/22/2029 (n)		1,714,000	1,569,660
Dominican Republic, 4.875%, 9/23/2032 (n)		2,931,000	2,419,333
Dominican Republic, 6%, 2/22/2033 (n)		2,048,000	1,840,640
Dominican Republic, 5.3%, 1/21/2041 (n)		1,002,000	763,434
Dominican Republic, 5.875%, 1/30/2060 (n)		2,282,000	1,691,533
Dominican Republic, 5.875%, 1/30/2060		2,407,000	1,784,189
Federal Republic of Nigeria, 6.125%, 9/28/2028 (n)		1,457,000	1,118,248
Federal Republic of Nigeria, 7.375%, 9/28/2033 (n)		1,839,000	1,343,224
Federal Republic of Nigeria, 7.696%, 2/23/2038		969,000	678,106
Federative Republic of Brazil, 10%, 1/01/2023	BRL	14,946,000	2,870,544
Federative Republic of Brazil, 10%, 1/01/2025		3,577,000	653,162
Federative Republic of Brazil, 10%, 1/01/2027		4,068,000	717,511
Federative Republic of Brazil, 4.75%, 1/14/2050		$1,053,000	765,555
Government of Ukraine, 7.75%, 9/01/2028 (a)		1,262,000	294,677
Government of Ukraine, 4.375%, 1/27/2030 (a)	EUR	1,074,000	216,256
Government of Ukraine, 6.876%, 5/21/2031 (a)		$598,000	124,571
Government of Ukraine, 7.253%, 3/15/2035 (a)		3,089,000	640,581
Government of Ukraine, 0%, 5/31/2040 (a)		2,068,000	607,217
Hashemite Kingdom of Jordan, 7.75%, 1/15/2028 (n)		1,242,000	1,274,851
Hashemite Kingdom of Jordan, 5.85%, 7/07/2030 (n)		2,432,000	2,163,896
Hashemite Kingdom of Jordan, 7.375%, 10/10/2047		3,663,000	3,065,748
Islamic Republic of Pakistan, 6%, 4/08/2026 (n)		1,550,000	643,250
Islamic Republic of Pakistan, 8.875%, 4/08/2051 (n)		1,504,000	551,968
Kingdom of Morocco, 4%, 12/15/2050		1,762,000	1,203,552
Kingdom of Saudi Arabia, 5.5%, 10/25/2032 (n)		1,618,000	1,703,223
Kingdom of Saudi Arabia, 4.5%, 10/26/2046		2,723,000	2,389,433
Kingdom of Saudi Arabia, 4.625%, 10/04/2047		3,863,000	3,447,418
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		2,103,000	1,517,108
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	89,988,000	1,952,615
Oriental Republic of Uruguay, 5.75%, 10/28/2034		$1,729,000	1,877,826
Oriental Republic of Uruguay, 4.975%, 4/20/2055		1,300,000	1,246,301
Republic of Angola, 8.75%, 4/14/2032 (n)		1,899,000	1,707,315
Republic of Angola, 9.375%, 5/08/2048		2,905,000	2,420,591
Republic of Angola, 9.125%, 11/26/2049		3,425,000	2,817,062
Republic of Argentina, 3.875%, 1/09/2038		7,243,000	2,167,360
Republic of Argentina, 3.5%, 7/09/2041		5,747,000	1,557,874
Republic of Cameroon, 5.95%, 7/07/2032	EUR	1,136,000	869,049
Republic of Chile, 5%, 10/01/2028 (n)	CLP	1,015,000,000	1,110,021
Republic of Chile, 2.55%, 1/27/2032		$997,000	832,930
Republic of Chile, 4%, 1/31/2052		1,103,000	869,321
Republic of Chile, 3.25%, 9/21/2071		1,337,000	844,079
Republic of Colombia, 8%, 4/20/2033		1,186,000	1,171,797
Republic of Colombia, 5.2%, 5/15/2049		613,000	405,544
Republic of Costa Rica, 7%, 4/04/2044		1,207,000	1,124,321
Republic of Costa Rica, 7.158%, 3/12/2045		958,000	901,957
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)	EUR	1,724,000	1,408,286
Republic of Cote d'Ivoire, 6.875%, 10/17/2040 (n)		2,193,000	1,740,093
Republic of Cote d'Ivoire, 6.625%, 3/22/2048 (n)		602,000	448,686
Republic of Ecuador, 2.5%, 7/31/2035 (n)		$1,794,406	786,666
Republic of Ecuador, 2.5%, 7/31/2035		4,016,000	1,760,612
Republic of Ecuador, 1.5%, 7/31/2040 (n)		3,326,765	1,329,866
Republic of Ecuador, 1.5%, 7/31/2040		4,941,000	1,975,152

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Gabon, 7%, 11/24/2031 (n)		$1,694,000	$1,400,904
Republic of Ghana, 7.75%, 4/07/2029 (n)		982,000	363,340
Republic of Ghana, 7.875%, 2/11/2035		2,325,000	805,985
Republic of Guatemala, 5.25%, 8/10/2029 (n)		907,000	869,186
Republic of Guatemala, 4.9%, 6/01/2030		3,018,000	2,839,832
Republic of Guatemala, 3.7%, 10/07/2033 (n)		1,018,000	832,215
Republic of Guatemala, 4.65%, 10/07/2041 (n)		808,000	635,542
Republic of Guatemala, 6.125%, 6/01/2050		2,624,000	2,409,049
Republic of Hungary, 5.25%, 6/16/2029 (n)		1,031,000	990,585
Republic of Hungary, 5.5%, 6/16/2034 (n)		2,223,000	2,124,743
Republic of Indonesia, 4.4%, 6/06/2027 (n)		1,232,000	1,213,371
Republic of Indonesia, 4.7%, 6/06/2032 (n)		1,227,000	1,212,547
Republic of Indonesia, 4.65%, 9/20/2032		1,032,000	1,013,284
Republic of Indonesia, 1.1%, 3/12/2033	EUR	1,082,000	815,184
Republic of Indonesia, 5.125%, 1/15/2045		$1,390,000	1,334,005
Republic of Indonesia, 4.35%, 1/11/2048		2,767,000	2,364,975
Republic of Indonesia, 5.45%, 9/20/2052		644,000	635,950
Republic of Kazakhstan, 6.5%, 7/21/2045		1,930,000	2,001,595
Republic of Kenya, 8%, 5/22/2032		2,864,000	2,499,699
Republic of Kenya, 8.25%, 2/28/2048		1,785,000	1,402,260
Republic of Panama, 3.362%, 6/30/2031 (n)		1,539,000	1,216,772
Republic of Panama, 6.4%, 2/14/2035		1,081,000	1,124,257
Republic of Paraguay, 3.849%, 6/28/2033 (n)		612,000	529,380
Republic of Paraguay, 6.1%, 8/11/2044		1,400,000	1,316,000
Republic of Paraguay, 5.6%, 3/13/2048		2,372,000	2,020,944
Republic of Paraguay, 5.4%, 3/30/2050 (n)		1,944,000	1,632,960
Republic of Peru, 2.783%, 1/23/2031		2,485,000	2,081,396
Republic of Peru, 1.862%, 12/01/2032		1,366,000	1,015,013
Republic of Philippines, 5.609%, 4/13/2033		701,000	736,094
Republic of Philippines, 4.2%, 3/29/2047		1,183,000	1,006,386
Republic of Poland, 5.75%, 11/16/2032		1,038,000	1,094,467
Republic of Romania, 1.75%, 7/13/2030 (n)	EUR	1,556,000	1,174,387
Republic of Romania, 2%, 1/28/2032 (n)		1,241,000	900,999
Republic of Romania, 2%, 1/28/2032		1,150,000	834,931
Republic of Romania, 2.625%, 12/02/2040 (n)		602,000	363,348
Republic of Romania, 2.75%, 4/14/2041 (n)		1,029,000	627,803
Republic of Senegal, 6.75%, 3/13/2048		$1,061,000	765,543
Republic of Serbia, 2.05%, 9/23/2036 (n)	EUR	954,000	598,681
Republic of South Africa, 5.875%, 4/20/2032		$1,159,000	1,070,483
Republic of South Africa, 5.65%, 9/27/2047		1,596,000	1,211,833
Republic of South Africa, 5.75%, 9/30/2049		1,359,000	1,032,840
Republic of South Africa, 7.3%, 4/20/2052		2,881,000	2,537,677
Republic of Sri Lanka, 6.125%, 6/03/2025 (a)		4,379,000	1,403,252
Republic of Sri Lanka, 7.55%, 3/28/2030 (a)		2,892,000	887,259
Republic of Turkey, 5.75%, 5/11/2047		2,106,000	1,432,248
Republic of Uzbekistan, 3.9%, 10/19/2031 (n)		835,000	673,611
Republic of Zambia, 8.97%, 7/30/2027 (a)(d)		1,909,000	870,504
Socialist Republic of Vietnam, 4.8%, 11/19/2024		1,088,000	1,061,927
State of Qatar, 5.103%, 4/23/2048 (n)		2,326,000	2,334,816
State of Qatar, 4.817%, 3/14/2049 (n)		1,236,000	1,198,920
State of Qatar, 4.817%, 3/14/2049		619,000	600,430
State of Qatar, 4.4%, 4/16/2050 (n)		652,000	595,778
Sultanate of Oman, 6.5%, 3/08/2047		2,434,000	2,168,840
Sultanate of Oman, 6.75%, 1/17/2048		4,130,000	3,778,595
Sultanate of Oman, 7%, 1/25/2051 (n)		3,249,000	3,030,024
Sultanate of Oman, 7%, 1/25/2051		3,459,000	3,225,870
United Arab Emirates, 4.951%, 7/07/2052 (n)		2,155,000	2,131,364
United Mexican States, 7.75%, 5/29/2031	MXN	24,900,000	1,172,948
United Mexican States, 4.875%, 5/19/2033		$2,261,000	2,123,624

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
United Mexican States, 3.5%, 2/12/2034	$1,435,000	$1,189,138
United Mexican States, 4.28%, 8/14/2041	972,000	781,309
United Mexican States, 4.5%, 1/31/2050	2,754,000	2,198,981
United Mexican States, 4.4%, 2/12/2052	1,036,000	795,573
		$167,312,374
Energy - Independent – 0.7%
Energean PLC, 6.5%, 4/30/2027 (n)	$1,565,000	$1,431,474
EQT Corp., 3.625%, 5/15/2031 (n)	2,977,000	2,575,199
Hess Corp., 5.8%, 4/01/2047	2,385,000	2,316,733
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)	2,841,000	2,683,324
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)	1,146,000	1,017,979
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028 (n)	1,636,000	1,434,193
Pioneer Natural Resources Co., 1.9%, 8/15/2030	2,149,000	1,717,178
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)	2,195,000	1,638,019
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)	2,119,000	1,801,150
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)	4,736,000	3,315,200
		$19,930,449
Energy - Integrated – 0.2%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$1,672,000	$1,351,294
BP Capital Markets America, Inc., 3.001%, 3/17/2052	1,301,000	888,008
Eni S.p.A., 4.75%, 9/12/2028 (n)	1,818,000	1,757,794
Eni S.p.A., 4.25%, 5/09/2029 (n)	976,000	905,771
		$4,902,867
Financial Institutions – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	$1,425,000	$1,289,329
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	2,323,000	1,851,361
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041	1,591,000	1,167,094
Air Lease Corp., 2.875%, 1/15/2032	4,076,000	3,221,193
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	909,000	824,746
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	855,000	777,204
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	1,636,000	1,317,177
Muthoot Finance Ltd., 4.4%, 9/02/2023 (n)	2,255,000	2,208,772
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)	2,049,000	1,972,470
Sunac China Holdings Ltd., 7.5%, 2/01/2024 (a)	1,792,000	200,655
Times China Holdings Ltd., 6.75%, 7/08/2025	1,256,000	105,595
		$14,935,596
Food & Beverages – 0.8%
Agrosuper S.A., 4.6%, 1/20/2032 (n)	$610,000	$515,450
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	1,364,000	1,396,500
Aragvi Finance International DAC, 8.45%, 4/29/2026 (n)	1,588,000	1,126,477
Bacardi Ltd., 5.15%, 5/15/2038 (n)	1,036,000	937,524
Central America Bottling Co., 5.25%, 4/27/2029 (n)	2,121,000	1,912,209
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032 (n)	1,439,000	1,208,760
Constellation Brands, Inc., 2.25%, 8/01/2031	1,839,000	1,471,520
Constellation Brands, Inc., 4.1%, 2/15/2048	3,081,000	2,510,479
Grupo Bimbo S.A.B. de C.V., 5.95%, 4/17/2059	1,248,000	1,236,394
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)	1,065,000	893,348
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032 (n)	1,557,000	1,284,525
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/01/2033 (n)	894,000	866,045
Kraft Heinz Foods Co., 4.875%, 10/01/2049	816,000	734,742
Kraft Heinz Foods Co., 5.5%, 6/01/2050	1,419,000	1,399,745
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031	1,243,000	1,003,765
PT Indofood CBP Sukses Makmur Tbk, 4.805%, 4/27/2052	1,637,000	1,207,954
SYSCO Corp., 2.45%, 12/14/2031	2,369,000	1,928,504

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
SYSCO Corp., 4.45%, 3/15/2048	$1,219,000	$1,023,655
		$22,657,596
Gaming & Lodging – 0.3%
GENM Capital Labuan Ltd., 3.882%, 4/19/2031 (n)	$1,716,000	$1,275,862
Marriott International, Inc., 2.85%, 4/15/2031	2,566,000	2,096,580
Marriott International, Inc., 3.5%, 10/15/2032	2,052,000	1,727,761
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	264,000	245,568
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/2030 (n)	527,000	456,623
VICI Properties LP, REIT, 4.75%, 2/15/2028	1,316,000	1,240,540
		$7,042,934
Industrial – 0.2%
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027	$1,811,000	$1,685,585
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026 (n)	627,000	598,532
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	230,000	217,147
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	285,000	266,030
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050	2,127,000	1,360,043
		$4,127,337
Insurance – 0.2%
AIA Group Ltd., 5.625%, 10/25/2027 (n)	$896,000	$916,932
Corebridge Financial, Inc., 3.9%, 4/05/2032 (n)	2,080,000	1,834,157
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)	2,580,000	2,112,319
		$4,863,408
Insurance - Health – 0.3%
Humana, Inc., 2.15%, 2/03/2032	$1,951,000	$1,538,396
Humana, Inc., 4.95%, 10/01/2044	2,242,000	2,076,909
UnitedHealth Group, Inc., 5.3%, 2/15/2030	1,215,000	1,254,729
UnitedHealth Group, Inc., 2.3%, 5/15/2031	1,986,000	1,659,294
UnitedHealth Group, Inc., 4.625%, 7/15/2035	1,234,000	1,211,357
UnitedHealth Group, Inc., 5.875%, 2/15/2053	1,279,000	1,415,396
		$9,156,081
Insurance - Property & Casualty – 0.2%
Aon Corp./Aon Global Holdings PLC, 2.05%, 8/23/2031	$3,843,000	$3,011,677
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	187,000	153,081
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032 (n)	3,206,000	3,012,999
		$6,177,757
International Market Quasi-Sovereign – 0.1%
Israel Electric Corp. Ltd., 3.75%, 2/22/2032 (n)	$1,246,000	$1,084,982
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	1,158,000	903,661
		$1,988,643
International Market Sovereign – 0.2%
Government of Bermuda, 5%, 7/15/2032 (n)	$3,115,000	$2,998,371
Government of Bermuda, 3.375%, 8/20/2050 (n)	2,322,000	1,558,504
		$4,556,875
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 3.85%, 11/15/2027	$3,018,000	$2,827,310
Major Banks – 3.8%
ABQ Finance Ltd., 2%, 7/06/2026	$961,000	$846,881
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)	4,383,000	3,196,770
Banco Mercantil del Norte S.A., 6.625%, 1/24/2171	1,055,000	852,440
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	3,238,000	3,096,653

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	$3,227,000	$2,942,550
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	950,000	781,567
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	4,771,000	3,865,175
Bank of America Corp., 3.311% to 4/22/2041, FLR (SOFR - 1 day + 1.58%) to 4/22/2042	1,479,000	1,119,831
Bank of New York Mellon Corp., 5.802% to 10/25/2027, FLR (SOFR - 1 day + 1.802%) to 10/25/2028	1,707,000	1,770,849
Bank of New York Mellon Corp., 5.834% to 10/25/2032, FLR (SOFR - 1 day + 2.074%) to 10/25/2033	1,281,000	1,349,037
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	3,578,000	2,732,835
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	1,818,000	1,493,168
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	2,801,000	1,905,913
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	3,272,000	2,851,362
Goldman Sachs Group, Inc., 2.64% to 2/24/2027, FLR (SOFR - 1 day + 1.114%) to 2/24/2028	3,267,000	2,914,612
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	2,804,000	2,251,917
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	3,323,000	2,759,798
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	3,837,000	3,478,459
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	3,604,000	2,750,047
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	2,435,000	2,294,657
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	5,987,000	4,791,675
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	2,419,000	1,811,946
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	2,438,000	2,107,201
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	6,270,000	4,958,625
Morgan Stanley, 3.125%, 7/27/2026	4,414,000	4,140,243
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	4,129,000	3,679,591
Morgan Stanley, 3.217% to 4/22/2041, FLR (SOFR - 1 day + 1.485%) to 4/22/2042	2,137,000	1,609,209
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	5,136,000	3,887,284
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	3,606,000	3,118,405
Oversea-Chinese Banking Corp. Ltd., 1.832% to 9/10/2025, FLR (CMT - 1yr. + 1.58%) to 9/10/2030 (n)	723,000	645,697
Oversea-Chinese Banking Corp. Ltd., 4.602%, 6/15/2032	671,000	642,904
Royal Bank of Canada, 2.3%, 11/03/2031	5,630,000	4,536,766
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	2,461,000	1,858,003
Toronto Dominion Bank, 4.108%, 6/08/2027	1,725,000	1,665,732
Toronto Dominion Bank, 2%, 9/10/2031	2,381,000	1,874,494
Toronto Dominion Bank, 4.456%, 6/08/2032	379,000	362,537
Toronto-Dominion Bank, 4.693%, 9/15/2027	1,665,000	1,647,745
UBS Group AG, 3.179% to 2/11/2042, FLR (CMT - 1yr. + 1.1%) to 2/11/2043 (n)	3,775,000	2,565,441
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	1,750,000	1,539,898
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	282,000	238,945
Wells Fargo & Co., 3.908% to 4/25/2025, FLR (SOFR - 1 day + 1.32%) to 4/25/2026	1,496,000	1,449,500
Wells Fargo & Co., 4.54% to 8/15/2025, FLR (SOFR - 1 day + 1.56%) to 8/15/2026	2,350,000	2,302,377
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	6,341,000	5,424,249
		$102,112,988
Medical & Health Technology & Services – 0.5%
Alcon Finance Corp., 5.375%, 12/06/2032 (n)	$507,000	$510,690
Alcon, Inc., 2.75%, 9/23/2026 (n)	1,818,000	1,666,296
Alcon, Inc., 2.6%, 5/27/2030 (n)	3,159,000	2,654,070
Becton, Dickinson and Co., 2.823%, 5/20/2030	1,871,000	1,629,746
Becton, Dickinson and Co., 4.298%, 8/22/2032	3,123,000	2,973,359
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	1,721,000	1,715,543
Thermo Fisher Scientific, Inc., 2%, 10/15/2031	1,930,000	1,583,359
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	1,197,000	900,851
		$13,633,914
Medical Equipment – 0.1%
Danaher Corp., 2.6%, 10/01/2050	$4,299,000	$2,834,310
Metals & Mining – 0.5%
Anglo American Capital PLC, 4.5%, 3/15/2028 (n)	$1,778,000	$1,666,096
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	3,799,000	3,112,216
Antofagasta PLC, 5.625%, 5/13/2032 (n)	1,059,000	1,024,265

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Ero Copper Corp., 6.5%, 2/15/2030 (n)	$613,000	$469,460
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	1,236,000	1,177,316
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	1,745,000	1,416,021
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	2,177,000	1,792,828
Petra Diamonds US$ Treasury PLC, 10.5% PIK to 12/31/2022, 10.5% PIK/9.75% Cash to 6/30/2023, 9.75% Cash to 3/08/2026 (n)	1,610,217	1,610,217
Prumo Participacoes e Investimentos S.A., 7.5%, 12/31/2031	784,992	728,395
		$12,996,814
Midstream – 0.8%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$822,000	$749,845
Enbridge, Inc., 3.4%, 8/01/2051	1,735,000	1,223,136
Energy Transfer LP, 4%, 10/01/2027	893,000	837,945
Energy Transfer LP, 3.75%, 5/15/2030	1,147,000	1,016,687
Energy Transfer Partners LP, 5.15%, 3/15/2045	1,963,000	1,676,748
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	2,330,411	2,152,975
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)	1,010,000	804,226
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/2040 (n)	1,719,457	1,371,568
Galaxy Pipeline Assets Bidco Ltd., 3.25%, 9/30/2040 (n)	1,589,000	1,217,970
Peru LNG, 5.375%, 3/22/2030	1,254,000	1,036,117
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	1,827,000	1,592,150
Plains All American Pipeline LP/PAA Finance Corp., 4.3%, 1/31/2043	1,810,000	1,318,327
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	3,055,000	2,884,263
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	1,798,000	1,698,890
Targa Resources Corp., 4.2%, 2/01/2033	1,437,000	1,256,627
Targa Resources Corp., 4.95%, 4/15/2052	2,512,000	2,041,825
		$22,879,299
Mortgage-Backed – 7.4%
Fannie Mae, 4.5%, 1/01/2023 - 11/01/2042	$1,413,565	$1,417,039
Fannie Mae, 5%, 7/01/2023 - 3/01/2042	2,753,848	2,816,431
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	5,234,822	4,947,210
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	593,504	528,349
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	502,466	48,966
Fannie Mae, 6.5%, 1/01/2033 - 10/01/2037	39,942	41,205
Fannie Mae, 3%, 2/25/2033 (i)	668,373	62,104
Fannie Mae, 5.5%, 5/01/2033 - 5/01/2044	2,664,028	2,793,496
Fannie Mae, 6%, 8/01/2034 - 6/01/2038	139,527	144,736
Fannie Mae, 3.5%, 4/25/2040 - 12/01/2047	2,374,944	2,243,805
Fannie Mae, 4%, 9/01/2040 - 7/01/2043	3,517,863	3,428,536
Fannie Mae, 2%, 10/25/2040 - 5/25/2044	146,788	141,858
Fannie Mae, UMBS, 2.5%, 11/01/2036 - 8/01/2052	30,445,780	26,368,066
Fannie Mae, UMBS, 2%, 5/01/2037 - 9/01/2052	28,239,274	23,648,881
Fannie Mae, UMBS, 1.5%, 2/01/2042	41,196	33,677
Fannie Mae, UMBS, 5.5%, 5/01/2044	429,619	451,060
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 7/01/2052	805,533	747,989
Fannie Mae, UMBS, 3%, 7/01/2050 - 11/01/2052	5,913,250	5,245,596
Fannie Mae, UMBS, 4%, 5/01/2052 - 9/01/2052	510,117	486,001
Fannie Mae, UMBS, 4.5%, 7/01/2052 - 9/01/2052	493,731	482,601
Fannie Mae, UMBS, 5%, 8/01/2052	424,559	422,718
Freddie Mac, 5%, 4/01/2023 - 12/01/2044	1,464,586	1,500,813
Freddie Mac, 1.038%, 4/25/2024 (i)	14,034,760	140,661
Freddie Mac, 0.725%, 7/25/2024 (i)	20,345,095	142,983
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	890,673	892,618
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	990,638	967,445
Freddie Mac, 3.5%, 1/15/2027 - 10/25/2058	3,753,873	3,525,932
Freddie Mac, 1.482%, 3/25/2027 (i)	2,188,000	109,662
Freddie Mac, 0.71%, 7/25/2027 (i)	44,761,553	987,404
Freddie Mac, 0.557%, 8/25/2027 (i)	33,831,877	575,649

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.429%, 1/25/2028 (i)	$60,753,596	$844,554
Freddie Mac, 0.436%, 1/25/2028 (i)	26,144,948	374,354
Freddie Mac, 0.271%, 2/25/2028 (i)	78,055,575	568,752
Freddie Mac, 2.5%, 3/15/2028	130,226	128,865
Freddie Mac, 0.264%, 4/25/2028 (i)	50,312,344	347,175
Freddie Mac, 3%, 6/15/2028 - 6/25/2055	6,075,480	5,521,756
Freddie Mac, 3.78%, 10/25/2028	1,350,000	1,304,501
Freddie Mac, 4.06%, 10/25/2028	2,474,000	2,425,725
Freddie Mac, 1.22%, 7/25/2029 (i)	8,092,298	468,695
Freddie Mac, 1.268%, 8/25/2029 (i)	14,186,296	859,368
Freddie Mac, 1.917%, 4/25/2030 (i)	3,344,437	358,066
Freddie Mac, 1.985%, 4/25/2030 (i)	8,166,315	884,389
Freddie Mac, 1.768%, 5/25/2030 (i)	4,373,949	438,145
Freddie Mac, 1.907%, 5/25/2030 (i)	9,928,903	1,070,227
Freddie Mac, 5.5%, 6/01/2030 - 9/01/2041	875,537	918,772
Freddie Mac, 1.436%, 6/25/2030 (i)	3,957,955	325,342
Freddie Mac, 1.704%, 8/25/2030 (i)	3,506,241	348,947
Freddie Mac, 1.263%, 9/25/2030 (i)	2,193,674	160,547
Freddie Mac, 0.422%, 1/25/2031 (i)	12,724,313	257,994
Freddie Mac, 0.873%, 1/25/2031 (i)	4,987,462	253,584
Freddie Mac, 3.71%, 9/25/2032 (i)	2,529,000	2,392,201
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	171,313	179,450
Freddie Mac, 5.5%, 2/15/2036 (i)	160,823	26,516
Freddie Mac, 6.5%, 5/01/2037	6,115	6,332
Freddie Mac, 4.5%, 12/15/2040 (i)	50,657	4,582
Freddie Mac, 2.92%, 6/25/2054	1,900,000	1,686,851
Freddie Mac, 2.58%, 6/25/2055	752,286	647,830
Freddie Mac, 3.25%, 11/25/2061	1,249,128	1,138,163
Freddie Mac, UMBS, 2%, 4/01/2037 - 6/01/2052	12,982,128	11,060,970
Freddie Mac, UMBS, 2.5%, 4/01/2037 - 10/01/2052	14,980,437	12,857,060
Freddie Mac, UMBS, 3%, 3/01/2047 - 7/01/2052	6,653,959	5,922,796
Freddie Mac, UMBS, 3.5%, 5/01/2052 - 9/01/2052	6,951,681	6,367,294
Freddie Mac, UMBS, 4%, 5/01/2052 - 6/01/2052	1,468,443	1,392,475
Freddie Mac, UMBS, 5%, 9/01/2052	147,205	146,592
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	138,620	146,199
Ginnie Mae, 4.5%, 7/20/2033 - 10/20/2052	7,598,018	7,497,269
Ginnie Mae, 5.683%, 8/20/2034	426,796	438,068
Ginnie Mae, 4%, 5/16/2039 - 10/20/2052	4,849,360	4,652,650
Ginnie Mae, 3.5%, 10/20/2041 (i)	221,223	11,855
Ginnie Mae, 3.5%, 12/15/2041 - 11/20/2052	6,255,197	5,874,948
Ginnie Mae, 2.5%, 6/20/2042 - 7/20/2052	7,598,505	6,688,094
Ginnie Mae, 4%, 8/16/2042 (i)	292,706	43,593
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	8,057,835	7,322,349
Ginnie Mae, 5%, 5/20/2049 - 11/20/2052	3,371,251	3,370,330
Ginnie Mae, 2%, 1/20/2052	1,704,026	1,453,243
Ginnie Mae, 0.586%, 2/16/2059 (i)	1,032,894	36,492
Ginnie Mae, TBA, 2.5%, 12/15/2052	2,350,000	2,065,063
Ginnie Mae, TBA, 4.5%, 12/15/2052	1,050,000	1,028,385
Ginnie Mae, TBA, 5.5%, 12/15/2052	1,575,000	1,593,679
Ginnie Mae, TBA, 2%, 12/20/2052	525,000	446,742
Ginnie Mae, TBA, 6%, 12/20/2052	450,000	459,243
UMBS, TBA, 4.5%, 12/13/2052	1,975,000	1,922,230
UMBS, TBA, 1.5%, 12/25/2052	1,575,000	1,226,839
UMBS, TBA, 4%, 12/25/2052	1,500,000	1,418,379
UMBS, TBA, 5%, 12/25/2052	1,300,000	1,293,500
UMBS, TBA, 5.5%, 12/25/2052	3,675,000	3,716,719
UMBS, TBA, 6%, 12/25/2052	1,950,000	1,993,711
		$201,731,941

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 0.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$855,000	$682,870
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	730,000	675,078
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 1.85%, 6/01/2031	155,000	152,537
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.682%, 7/01/2027	255,000	228,545
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	390,762	354,826
Philadelphia, PA, School District, Taxable, “A”, AGM, 5.995%, 9/01/2030	1,210,000	1,280,590
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	936,000	755,307
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.497%, 6/01/2024	210,000	197,182
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	175,000	159,051
		$4,485,986
Natural Gas - Distribution – 0.0%
NiSource, Inc., 5.65%, 2/01/2045	$295,000	$290,705
Natural Gas - Pipeline – 0.1%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$1,605,000	$1,458,551
Network & Telecom – 0.1%
AT&T, Inc., 2.75%, 6/01/2031	$1,364,000	$1,146,548
AT&T, Inc., 3.55%, 9/15/2055	1,259,000	883,074
Total Play Telecomunicaciones S.A. de C.V., 6.375%, 9/20/2028 (n)	1,574,000	1,125,410
		$3,155,032
Oil Services – 0.1%
Acu Petroleo Luxembourg S.à r.l., 7.5%, 1/13/2032 (n)	$629,000	$536,404
MV24 Capital B.V., 6.748%, 6/01/2034	1,107,569	981,936
		$1,518,340
Oils – 0.0%
Puma International Financing S.A., 5%, 1/24/2026	$1,210,000	$1,064,800
Other Banks & Diversified Financials – 0.7%
American Express Co., 4.989% to 5/26/2032, FLR (SOFR - 1 day + 2.255%) to 5/26/2033	$2,417,000	$2,329,882
Banco Continental S.A.E.C.A., 2.75%, 12/10/2025 (n)	1,239,000	1,079,479
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031 (n)	1,456,000	1,030,120
Banco Industrial S.A., 4.875% to 1/29/2026, FLR (CMT - 5yr. + 4.442%) to 1/29/2031 (n)	1,050,000	973,560
Bangkok Bank Public Co. Ltd., 3.466% to 9/23/2031, FLR (CMT - 5yr. + 2.15%) to 9/23/2036 (n)	2,084,000	1,631,142
Bangkok Bank Public Co. Ltd. (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034	1,004,000	815,041
Bank Hapoalim B.M., 3.255% to 1/21/2027, FLR (CMT - 5yr. + 2.155%) to 1/21/2032 (n)	1,974,000	1,684,256
Commercial Bank PSQC, 4.5% to 9/03/2026, FLR (CMT - 5yr. + 3.874%) to 9/03/2169	2,148,000	1,914,512
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)	1,818,000	1,590,750
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)	1,677,000	1,465,232
United Overseas Bank Ltd., 3.863%, 10/07/2032 (n)	934,000	866,626
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024	3,783,000	3,470,903
		$18,851,503
Pharmaceuticals – 0.1%
AstraZeneca PLC, 1.375%, 8/06/2030	$913,000	$730,359
Merck & Co., Inc., 2.75%, 12/10/2051	826,000	571,589
Pfizer, Inc., 2.55%, 5/28/2040	826,000	614,498
		$1,916,446
Pollution Control – 0.0%
Waste Connections, Inc., 4.2%, 1/15/2033	$1,344,000	$1,269,290

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Railroad & Shipping – 0.0%
Canadian Pacific Railway Co., 3%, 12/02/2041		$323,000	$243,129
Canadian Pacific Railway Co., 3.1%, 12/02/2051		480,000	337,469
Wabtec Transportation Netherlands B.V., 1.25%, 12/03/2027	EUR	304,000	273,983
			$854,581
Real Estate - Apartment – 0.0%
American Homes 4 Rent LP, REIT, 2.375%, 7/15/2031		$1,118,000	$869,014
American Homes 4 Rent LP, REIT, 3.375%, 7/15/2051		577,000	368,832
			$1,237,846
Real Estate - Office – 0.1%
Corporate Office Property LP, REIT, 2%, 1/15/2029		$2,124,000	$1,643,795
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		1,544,000	1,166,615
			$2,810,410
Real Estate - Other – 0.1%
EPR Properties, REIT, 3.6%, 11/15/2031		$741,000	$543,298
Lexington Realty Trust Co., 2.7%, 9/15/2030		1,082,000	865,798
Lexington Realty Trust Co., 2.375%, 10/01/2031		641,000	487,803
W.P. Carey, Inc., REIT, 2.45%, 2/01/2032		555,000	429,881
			$2,326,780
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 2.5%, 8/16/2031		$597,000	$452,449
STORE Capital Corp., REIT, 2.75%, 11/18/2030		2,605,000	2,031,390
			$2,483,839
Retailers – 0.3%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)		$936,000	$667,991
Amazon.com, Inc., 3.6%, 4/13/2032		3,809,000	3,549,367
AutoZone, Inc., 4.75%, 8/01/2032		2,321,000	2,276,264
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026 (n)		1,154,000	941,589
Home Depot, Inc., 3.9%, 6/15/2047		1,785,000	1,506,595
			$8,941,806
Specialty Chemicals – 0.1%
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)		$2,328,000	$1,829,892
International Flavors & Fragrances, Inc., 3.268%, 11/15/2040 (n)		1,208,000	878,266
			$2,708,158
Specialty Stores – 0.1%
DICK'S Sporting Goods, 3.15%, 1/15/2032		$910,000	$724,263
DICK'S Sporting Goods, 4.1%, 1/15/2052		2,272,000	1,540,118
			$2,264,381
Supranational – 0.0%
West African Development Bank, 4.7%, 10/22/2031 (n)		$1,355,000	$1,111,777
Telecommunications - Wireless – 0.6%
Crown Castle, Inc., REIT, 4.45%, 2/15/2026		$1,267,000	$1,238,584
Crown Castle, Inc., REIT, 3.7%, 6/15/2026		3,355,000	3,195,613
CT Trust, 5.125%, 2/03/2032 (n)		925,000	801,277
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)		1,406,000	1,153,052
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)		764,000	676,362
Rogers Communications, Inc., 4.5%, 3/15/2042 (n)		2,401,000	2,021,449
Rogers Communications, Inc., 3.7%, 11/15/2049		1,709,000	1,209,297
Telefonica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)		1,846,000	1,756,672
Telefonica Celular del Paraguay S.A., 5.875%, 4/15/2027		1,203,000	1,144,787
T-Mobile USA, Inc., 3.5%, 4/15/2025		2,182,000	2,112,625

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
VEON Holdings B.V., 4%, 4/09/2025 (n)	$1,444,000	$1,155,200
		$16,464,918
Tobacco – 0.0%
Philip Morris International, Inc., 5.625%, 11/17/2029	$605,000	$615,257
Transportation – 0.0%
Hidrovias International Finance S.à r.l., 4.95%, 2/08/2031	$1,410,000	$1,095,147
Transportation - Services – 0.3%
Adani Ports & Special Economic Zone Ltd., 5%, 8/02/2041 (n)	$1,694,000	$1,218,528
Cliffton Ltd., 6.25%, 10/25/2025 (n)	2,561,000	2,418,969
ERAC USA Finance LLC, 3.3%, 12/01/2026	2,463,000	2,281,796
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/2027	420,000	355,488
ICTSI Treasury B.V., 3.5%, 11/16/2031	1,309,000	1,002,485
JSW Infrastructure Ltd., 4.95%, 1/21/2029 (n)	1,065,000	902,229
Royal Capital B.V., 5% to 5/05/2026, FLR (CMT - 5yr. + 7.396%) to 7/31/2070	914,000	845,907
		$9,025,402
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.16%, 2/01/2028	$17,500	$17,025
Small Business Administration, 2.21%, 2/01/2033	101,933	92,933
Small Business Administration, 2.22%, 3/01/2033	163,695	149,041
Small Business Administration, 3.15%, 7/01/2033	195,299	185,822
Small Business Administration, 3.16%, 8/01/2033	245,765	234,736
Small Business Administration, 3.62%, 9/01/2033	183,227	177,426
		$856,983
U.S. Treasury Obligations – 4.7%
U.S. Treasury Bonds, 6.375%, 8/15/2027	$106,000	$117,093
U.S. Treasury Bonds, 5.25%, 2/15/2029	2,965,000	3,188,070
U.S. Treasury Bonds, 1.625%, 5/15/2031	4,940,000	4,222,542
U.S. Treasury Bonds, 1.125%, 8/15/2040	4,402,000	2,795,786
U.S. Treasury Bonds, 1.375%, 11/15/2040	5,929,000	3,931,900
U.S. Treasury Bonds, 2.375%, 2/15/2042	6,879,000	5,351,378
U.S. Treasury Bonds, 2.875%, 5/15/2043	6,853,400	5,730,353
U.S. Treasury Bonds, 2.5%, 2/15/2046	3,581,000	2,743,662
U.S. Treasury Bonds, 2.875%, 11/15/2046 (f)	7,328,000	6,026,421
U.S. Treasury Bonds, 2.875%, 5/15/2052	2,359,000	1,960,919
U.S. Treasury Notes, 0.125%, 7/15/2023	2,180,000	2,118,943
U.S. Treasury Notes, 2.5%, 8/15/2023	7,225,000	7,113,238
U.S. Treasury Notes, 0.375%, 10/31/2023	11,653,300	11,197,638
U.S. Treasury Notes, 0.875%, 1/31/2024	7,753,600	7,422,860
U.S. Treasury Notes, 2.75%, 2/15/2024	7,855,000	7,680,717
U.S. Treasury Notes, 2.5%, 5/15/2024	4,680,000	4,541,611
U.S. Treasury Notes, 3%, 6/30/2024	12,564,000	12,267,568
U.S. Treasury Notes, 2.625%, 4/15/2025	6,492,000	6,255,143
U.S. Treasury Notes, 0.875%, 9/30/2026	5,600,000	4,988,594
U.S. Treasury Notes, 2.25%, 8/15/2027	8,936,000	8,322,348
U.S. Treasury Notes, 4.125%, 9/30/2027	3,140,000	3,178,269
U.S. Treasury Notes, 2.375%, 5/15/2029	8,149,500	7,497,858
U.S. Treasury Notes, 1.875%, 2/15/2032	7,500,000	6,458,203
U.S. Treasury Notes, 3.25%, 5/15/2042	1,714,000	1,539,654
		$126,650,768

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 2.4%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)	$3,526,000	$3,371,914
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)	2,640,625	1,943,175
AES Gener S.A., 7.125% to 7/06/2024, FLR (Swap Rate - 5yr. + 4.644%) to 7/06/2029, FLR (Swap Rate - 5yr. + 4.894%) to 7/06/2044, FLR (Swap Rate - 5yr. + 5.644%) to 3/26/2079	1,802,000	1,667,628
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)	1,885,000	1,696,500
AES Panama Generation Holdings SRL, 4.375%, 5/31/2030 (n)	1,897,000	1,586,477
Alabama Power Co., 3.45%, 10/01/2049	2,366,000	1,740,070
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051 (n)	1,027,242	753,071
American Electric Power Co., Inc., 2.3%, 3/01/2030	1,879,000	1,546,784
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	305,000	249,065
Azure Power Energy Ltd., 3.575%, 8/19/2026 (n)	1,093,337	828,203
CenterPoint Energy, Inc., 2.65%, 6/01/2031	936,000	772,556
Clean Renewable Power, 4.25%, 3/25/2027 (n)	1,475,475	1,262,065
Duke Energy Carolinas LLC, 2.85%, 3/15/2032	3,193,000	2,736,668
Duke Energy Corp., 3.3%, 6/15/2041	3,820,000	2,836,357
Electricidad Firme de Mexico, 4.9%, 11/20/2026 (n)	1,619,000	1,353,839
Empresa Generadora de Electricidad Haina S.A., 5.625%, 11/08/2028 (n)	1,480,000	1,252,713
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	1,080,000	1,027,942
Enel Finance International N.V., 2.25%, 7/12/2031 (n)	662,000	493,616
Enel Finance International N.V., 7.75%, 10/14/2052 (n)	1,023,000	1,126,449
Energuate Trust, 5.875%, 5/03/2027	1,613,000	1,470,491
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030 (n)	1,426,000	944,994
ENGIE Energía Chile S.A., 3.4%, 1/28/2030	1,300,000	1,044,420
Evergy, Inc., 2.9%, 9/15/2029	2,162,000	1,866,336
FirstEnergy Corp., 2.65%, 3/01/2030	1,863,000	1,540,254
Florida Power & Light Co., 2.85%, 4/01/2025	3,623,000	3,477,045
Florida Power & Light Co., 2.45%, 2/03/2032	2,139,000	1,794,708
Florida Power & Light Co., 3.95%, 3/01/2048	1,629,000	1,367,119
Georgia Power Co., 4.7%, 5/15/2032	2,379,000	2,312,747
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)	1,219,000	1,108,528
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	3,045,000	2,476,214
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)	1,039,000	918,902
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	1,197,000	974,962
NextEra Energy Capital Holdings, Inc., 3.8% to 3/15/2027, FLR (CMT - 5yr. + 2.547%) to 3/15/2082	1,583,000	1,241,063
Pacific Gas & Electric Co., 3.25%, 2/16/2024	654,000	634,184
Pacific Gas & Electric Co., 2.5%, 2/01/2031	1,645,000	1,290,052
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)	1,249,000	1,059,287
Southern California Edison Co., 4.5%, 9/01/2040	454,000	393,794
Southern California Edison Co., 3.65%, 2/01/2050	1,473,000	1,099,100
Star Energy Geothermal (Salak-Darajat) B.V., 4.85%, 10/14/2038 (n)	1,119,000	906,427
TermoCandelaria Power Ltd., 7.875%, 1/30/2029 (n)	2,120,750	1,932,427
Transelec S.A., 3.875%, 1/12/2029 (n)	1,886,000	1,695,043
Virginia Electric & Power Co., 2.875%, 7/15/2029	2,899,000	2,575,460
Xcel Energy, Inc., 4.6%, 6/01/2032	1,907,000	1,833,132
		$64,201,781
Utilities - Water – 0.1%
Aegea Finance S.à r.l., 6.75%, 5/20/2029 (n)	$1,634,000	$1,572,193
Total Bonds		$1,124,571,356
Common Stocks – 31.1%
Aerospace & Defense – 0.7%
General Dynamics Corp.	63,303	$15,977,044
Huntington Ingalls Industries, Inc.	11,725	2,719,731
Thales S.A.	11,498	1,461,503
		$20,158,278

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Alcoholic Beverages – 0.1%
Kirin Holdings Co. Ltd.	248,900	$3,927,816
Apparel Manufacturers – 0.1%
Compagnie Financiere Richemont S.A.	18,788	$2,499,200
Automotive – 0.4%
Magna International, Inc.	92,319	$5,684,707
Mercedes-Benz Group AG	30,353	2,038,861
Stellantis N.V.	181,551	2,838,018
		$10,561,586
Biotechnology – 0.3%
Biogen, Inc. (a)	4,970	$1,516,695
Gilead Sciences, Inc.	74,478	6,541,403
		$8,058,098
Business Services – 0.1%
Amdocs Ltd.	43,839	$3,895,533
Chemicals – 0.1%
Nutrien Ltd.	16,846	$1,353,917
Computer Software – 0.3%
Microsoft Corp.	33,325	$8,502,540
Computer Software - Systems – 0.6%
Hitachi Ltd.	72,500	$3,896,205
Hon Hai Precision Industry Co. Ltd.	1,568,000	5,149,010
Lenovo Group Ltd.	3,064,000	2,639,051
Samsung Electronics Co. Ltd.	83,046	3,988,178
Seagate Technology Holdings PLC	24,093	1,276,206
		$16,948,650
Construction – 1.6%
American Homes 4 Rent, “A”, REIT	307,797	$10,178,847
Anhui Conch Cement Co. Ltd.	707,000	2,568,398
AvalonBay Communities, Inc., REIT	92,318	16,146,418
Essex Property Trust, Inc., REIT	61,589	13,572,984
ICA Tenedora S.A. de C.V. (u)	560,019	493,434
		$42,960,081
Consumer Products – 0.8%
Colgate-Palmolive Co.	119,735	$9,277,068
Kimberly-Clark Corp.	97,612	13,239,115
		$22,516,183
Electronics – 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	59,039	$4,899,056
Texas Instruments, Inc.	101,840	18,378,047
		$23,277,103
Energy - Integrated – 0.6%
China Petroleum & Chemical Corp.	16,708,000	$7,932,421
Eni S.p.A.	446,164	6,623,016
LUKOIL PJSC (u)	17,902	0
Suncor Energy, Inc.	50,723	1,667,828
		$16,223,265

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 1.2%
Archer Daniels Midland Co.	59,962	$5,846,295
Coca-Cola FEMSA S.A.B. de C.V.	28,789	1,966,577
General Mills, Inc.	192,102	16,386,301
J.M. Smucker Co.	48,910	7,532,629
Nestle S.A.	4,367	519,669
		$32,251,471
Food & Drug Stores – 0.5%
Albertsons Cos., Inc., “A”	134,076	$2,808,892
BIM Birlesik Magazalar A.S.	543,834	3,937,803
Tesco PLC	1,956,384	5,429,883
		$12,176,578
Forest & Paper Products – 0.9%
Rayonier, Inc., REIT	309,566	$11,107,228
Weyerhaeuser Co., REIT	403,784	13,207,775
		$24,315,003
Insurance – 1.6%
Equitable Holdings, Inc.	256,269	$8,133,978
Everest Re Group Ltd.	7,584	2,562,937
Hartford Financial Services Group, Inc.	57,758	4,410,979
Manulife Financial Corp.	643,141	11,584,809
MetLife, Inc.	102,034	7,826,008
Samsung Fire & Marine Insurance Co. Ltd.	28,327	4,434,867
Zurich Insurance Group AG	10,283	4,979,513
		$43,933,091
Leisure & Toys – 0.2%
Brunswick Corp.	25,784	$1,913,173
Nintendo Co. Ltd.	47,800	2,057,107
Polaris, Inc.	17,327	1,976,318
		$5,946,598
Machinery & Tools – 0.4%
Eaton Corp. PLC	13,770	$2,250,707
GEA Group AG	42,349	1,709,595
PACCAR, Inc.	18,330	1,941,330
Timken Co.	16,203	1,231,104
Volvo Group	250,351	4,654,603
		$11,787,339
Major Banks – 1.2%
BNP Paribas	177,011	$10,021,478
DBS Group Holdings Ltd.	611,700	15,905,117
Erste Group Bank AG	52,014	1,637,486
National Australia Bank Ltd.	86,642	1,874,358
Regions Financial Corp.	140,622	3,263,837
		$32,702,276
Medical & Health Technology & Services – 1.5%
Encompass Health Corp.	208,276	$12,179,980
McKesson Corp.	28,353	10,821,773
Welltower, Inc., REIT	244,216	17,346,663
		$40,348,416

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 1.0%
Fortescue Metals Group Ltd.	51,579	$686,499
Glencore PLC	393,090	2,659,300
Rio Tinto PLC	242,743	16,490,660
Vale S.A.	379,600	6,269,671
		$26,106,130
Natural Gas - Pipeline – 0.0%
Plains GP Holdings LP	97,932	$1,295,640
Network & Telecom – 1.2%
Equinix, Inc., REIT	45,255	$31,255,366
Other Banks & Diversified Financials – 0.4%
China Construction Bank Corp.	6,081,000	$3,693,982
KB Financial Group, Inc.	33,735	1,354,974
Sberbank of Russia PJSC (a)(u)	1,738,404	0
SLM Corp.	216,191	3,774,695
Tisco Financial Group PCL	659,000	1,821,991
		$10,645,642
Pharmaceuticals – 3.2%
Bayer AG	155,972	$9,016,510
Johnson & Johnson	93,122	16,575,716
Merck & Co., Inc.	251,811	27,729,427
Organon & Co.	330,083	8,588,760
Pfizer, Inc.	103,782	5,202,592
Roche Holding AG	54,083	17,592,335
Sanofi	36,793	3,324,121
		$88,029,461
Railroad & Shipping – 0.2%
A.P. Moller-Maersk A/S	470	$1,025,484
Nippon Yusen KK	98,700	2,192,478
Orient Overseas International Ltd.	47,500	889,073
		$4,107,035
Real Estate – 7.6%
Alexandria Real Estate Equities, Inc., REIT	80,476	$12,522,870
Boston Properties, Inc., REIT	100,928	7,274,890
Brixmor Property Group, Inc., REIT	714,507	16,562,272
Douglas Emmett, Inc., REIT	209,998	3,637,165
Equity Lifestyle Properties, Inc., REIT	256,002	17,003,653
Extra Space Storage, Inc., REIT	139,504	22,416,898
Farmland Partners, Inc., REIT	149,064	1,979,570
National Retail Properties, Inc., REIT	358,633	16,626,226
Phillips Edison & Co., REIT	407,532	13,134,756
Prologis, Inc., REIT	295,714	34,832,152
Simon Property Group, Inc., REIT	239,958	28,660,584
Sun Communities, Inc., REIT	110,343	16,209,387
Urban Edge Properties, REIT	767,623	12,074,710
W.P. Carey, Inc., REIT	32,924	2,594,411
		$205,529,544
Restaurants – 0.1%
Cracker Barrel Old Country Store, Inc.	13,130	$1,507,324
Texas Roadhouse, Inc.	20,576	2,043,608
		$3,550,932

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 0.1%
Chemours Co.	46,394	$1,440,534
Telecommunications - Wireless – 1.4%
American Tower Corp., REIT	49,019	$10,845,454
KDDI Corp.	399,600	11,959,746
PT Telekom Indonesia	7,338,000	1,884,469
SBA Communications Corp., REIT	36,096	10,803,533
Vodafone Group PLC	2,266,286	2,518,126
		$38,011,328
Telephone Services – 0.3%
AT&T, Inc.	137,236	$2,645,910
France Telecom	167,418	1,704,685
Hellenic Telecommunications Organization S.A.	227,446	3,491,034
		$7,841,629
Tobacco – 0.7%
British American Tobacco PLC	260,266	$10,680,074
Japan Tobacco, Inc.	220,400	4,510,367
Philip Morris International, Inc.	35,462	3,534,497
		$18,724,938
Utilities - Electric Power – 0.8%
American Electric Power Co., Inc.	25,565	$2,474,692
E.ON SE	481,987	4,587,195
Edison International	91,760	6,116,722
Exelon Corp.	97,304	4,025,467
Iberdrola S.A.	261,139	2,955,802
Transmissora Alianca de Energia Eletrica S.A., IEU	165,339	1,100,486
Vistra Corp.	54,130	1,316,983
		$22,577,347
Total Common Stocks		$843,458,548
Preferred Stocks – 0.2%
Computer Software - Systems – 0.0%
Samsung Electronics Co. Ltd.	39,879	$1,715,708
Metals & Mining – 0.2%
Gerdau S.A.	739,300	$4,497,616
Total Preferred Stocks		$6,213,324
Short-Term Investment – 0.2%
Pharmaceuticals – 0.2%
Sanofi, 3.56%, 12/29/2022	$5,784,000	$5,765,088
Convertible Preferred Stocks – 0.1%
Medical Equipment – 0.1%
Boston Scientific Corp., 5.5%	30,481	$3,432,465
Investment Companies (h) – 27.0%
Bond Funds – 21.9%
MFS High Yield Pooled Portfolio (v)	75,503,889	$594,970,645

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – continued
Money Market Funds – 5.1%
MFS Institutional Money Market Portfolio, 3.67% (v)	137,321,757	$137,321,757
Total Investment Companies		$ 732,292,402
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
S&P 500 Index – June 2023 @ $3,000	Put	Goldman Sachs International	$ 122,403,300	300	$993,000
Other Assets, Less Liabilities – (0.2)%	(4,471,391)
Net Assets – 100.0%	$2,712,254,792
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $732,292,402 and $1,984,433,781, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $297,836,988, representing 11.0% of net assets.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 5.044% (LIBOR - 1mo. + 1%), 4/25/2038	2/14/2022	$565,465	$551,080
% of Net assets			0.0%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
IEU	International Equity Unit
LIBOR	London Interbank Offered Rate
PCL	Public Company Limited
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CLP	Chilean Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint

Portfolio of Investments (unaudited) – continued
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
THB	Thai Baht
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 11/30/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CLP	1,832,463,439	USD	1,956,670	Morgan Stanley Capital Services, Inc.	3/06/2023	$70,307
CZK	30,702,358	USD	1,306,354	State Street Bank Corp.	1/20/2023	2,733
EUR	1,258,513	USD	1,252,598	Brown Brothers Harriman	1/20/2023	62,447
EUR	320,534	USD	333,962	HSBC Bank	1/20/2023	972
EUR	6,527,469	USD	6,456,803	State Street Bank Corp.	1/20/2023	363,880
EUR	1,475,028	USD	1,482,686	UBS AG	1/20/2023	58,600
GBP	860,940	USD	993,062	Brown Brothers Harriman	1/20/2023	46,399
HUF	317,567,855	USD	743,602	Brown Brothers Harriman	1/20/2023	52,391
MXN	26,193,746	USD	1,329,086	Morgan Stanley Capital Services, Inc.	1/20/2023	16,543
MYR	9,260,722	USD	2,021,548	Barclays Bank PLC	1/17/2023	65,074
PLN	3,673,318	USD	792,276	Morgan Stanley Capital Services, Inc.	1/20/2023	18,141
THB	72,984,519	USD	2,012,270	JPMorgan Chase Bank N.A.	1/30/2023	80,879
						$838,366
Liability Derivatives
EUR	159,280	USD	166,491	Brown Brothers Harriman	1/20/2023	$(56)
ZAR	20,838,155	USD	1,202,533	UBS AG	1/20/2023	(1,983)
USD	698,860	BRL	3,828,732	Citibank N.A.	2/02/2023	(30,007)
USD	3,413,062	BRL	18,441,799	Merrill Lynch International	2/02/2023	(97,662)
USD	1,989,111	CLP	1,896,597,000	Barclays Bank PLC	3/06/2023	(108,808)
USD	2,181,412	CZK	54,775,248	Deutsche Bank AG	1/20/2023	(154,095)
USD	20,326,603	EUR	20,629,862	Barclays Bank PLC	1/20/2023	(1,229,951)
USD	204,389	GBP	180,406	Brown Brothers Harriman	1/20/2023	(13,426)
USD	763,831	GBP	680,534	State Street Bank Corp.	1/20/2023	(57,816)
USD	783,244	HUF	317,567,855	UBS AG	1/20/2023	(12,749)
USD	913,217	MXN	18,587,776	Morgan Stanley Capital Services, Inc.	1/20/2023	(41,677)
USD	2,025,549	MYR	9,260,722	Barclays Bank PLC	1/17/2023	(61,073)
USD	754,762	PLN	3,673,318	Brown Brothers Harriman	1/20/2023	(55,655)
						$(1,864,958)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	93	$11,811,000	March – 2023	$44,703
U.S. Treasury Note 10 yr	Long	USD	474	53,799,000	March – 2023	212,642
U.S. Treasury Note 2 yr	Long	USD	173	35,527,172	March – 2023	74,880
U.S. Treasury Note 5 yr	Long	USD	207	22,474,055	March – 2023	109,234
U.S. Treasury Ultra Bond	Long	USD	212	28,891,625	March – 2023	126,763
						$568,222

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	552	$66,050,250	March – 2023	$(112,376)
At November 30, 2022, the fund had cash collateral of $1,480,000 and other liquid securities with an aggregate value of $2,464,673 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of November 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$605,101,467	$—	$—	$605,101,467
United Kingdom	—	37,778,043	—	37,778,043
Japan	—	28,543,719	—	28,543,719
Switzerland	17,592,335	7,998,382	—	25,590,717
Canada	20,291,261	—	—	20,291,261
China	889,073	16,833,852	—	17,722,925
Germany	—	17,352,161	—	17,352,161
France	1,461,503	15,050,284	—	16,511,787
Singapore	—	15,905,117	—	15,905,117
Other Countries	24,108,909	44,697,797	493,434	69,300,140
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	127,507,751	—	127,507,751
Non - U.S. Sovereign Debt	—	261,596,052	—	261,596,052
Municipal Bonds	—	4,485,986	—	4,485,986
U.S. Corporate Bonds	—	286,781,471	—	286,781,471
Residential Mortgage-Backed Securities	—	201,731,941	—	201,731,941
Commercial Mortgage-Backed Securities	—	10,100,352	—	10,100,352
Asset-Backed Securities (including CDOs)	—	14,381,745	—	14,381,745
Foreign Bonds	—	217,986,058	—	217,986,058
Short-Term Securities	—	5,765,088	—	5,765,088
Mutual Funds	732,292,402	—	—	732,292,402
Total	$1,401,736,950	$1,314,495,799	$493,434	$2,716,726,183
Other Financial Instruments
Futures Contracts – Assets	$568,222	$—	$—	$568,222
Futures Contracts – Liabilities	(112,376)	—	—	(112,376)
Forward Foreign Currency Exchange Contracts – Assets	—	838,366	—	838,366
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,864,958)	—	(1,864,958)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets and liabilities.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
	Equity Securities	Fixed Income Securities	Total
Balance as of 2/28/22	$464,837	$7,687,618	$8,152,455
Accrued discounts/premiums	—	(30,769)	(30,769)
Realized gain (loss)	—	(5,881,891)	(5,881,891)
Change in unrealized appreciation or depreciation	28,597	6,126,311	6,154,908
Sales	—	(3,719,697)	(3,719,697)
Transfers into level 3	0	—	0
Transfers out of level 3	—	(4,181,572)	(4,181,572)
Balance as of 11/30/22	$493,434	$—	$493,434
The net change in unrealized appreciation or depreciation from investments held as level 3 at November 30, 2022 is $28,597. At November 30, 2022, the fund held three level 3 securities.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$809,235,637	$35,131,045	$170,937,967	$(17,503,213)	$(60,954,857)	$594,970,645
MFS Institutional Money Market Portfolio	106,862,112	1,080,462,763	1,050,006,880	(8,634)	12,396	137,321,757
	$916,097,749	$1,115,593,808	$1,220,944,847	$(17,511,847)	$(60,942,461)	$732,292,402
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$28,787,340	$—
MFS Institutional Money Market Portfolio	2,288,047	—
	$31,075,387	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2022, are as follows:
United States	69.4%
Canada	2.5%
United Kingdom	2.4%
Japan	1.4%
Switzerland	1.2%
Mexico	1.2%
China	1.2%
France	1.1%
Brazil	0.9%
Other Countries	18.7%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.